UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.S.A. Inc.
Address: 180 Maiden Lane
         New York
         New York 10038

13F File Number: 28-6692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John J. Boretti
Title:    Senior Vice President
Phone:    (212) 509-1538
Signature, Place, and Date of Signing:

/s/ John J. Boretti, New York, New York, May 1, 2000
--------------------------------------------------------------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           58

Form 13F Information Table Value Total:      453,355

List of Other Included Managers:

 No.  13F File Number     Name

                                    FORM 13F

                                                                                                                  ------------------
                                                                                                                    (SEC USE ONLY)
Page 1 of 3                         Name of Manager         Nomura Asset Management U.S.A., Inc.
====================================================================================================================================
                                                                                   Item 6:                             Item 8
                                                                                 Investment                       Voting Authority
      Item 1:                Item 2:   Item 3:     Item 4:    Item 5:            Discretion         Item 7:            (Shares)
   Name of Issuer           Title of   CUSIP        Fair     Shares of   ------------------------  Managers  -----------------------
                             Class     Number      Market    Principal   (a)   (b)       (c)         See      (a)    (b)      (c)
                                                    Value     Amount     Sole  Shared-   Shared-   Instr. V   Sole   Shared   None
                                               (In thousands)                  as De-    Other
                                                                               fined in
                                                                               Instr. V
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC         COM        02364J104     10,266    152,660     X                                 152,660
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN HOME PRODS        COM         26609107      6,097    113,700     X                                 113,700
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS I       COM         35229103      5,092     81,800     X                                  81,800
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATERIALS IN       COM         38222105     12,516    132,800     X                                 132,800
------------------------------------------------------------------------------------------------------------------------------------
AT T CORP                  COM          1957109     10,088    179,350     X                                 179,350
------------------------------------------------------------------------------------------------------------------------------------
BCE INC                    Spons. ADR 05534B109      2,634     21,000     X                                  21,000
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB       COM        110122108      8,784    152,100     X                                 152,100
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYSTEMS        COM        12686C109      4,398     72,400     X                                  72,400
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NAT RAILWAY       Spons. ADR 136375102      1,601     60,000     X                                  60,000
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN PACIFIC LTD       Spons. ADR 135923100        895     40,000     X                                  40,000
------------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN CORP       COM        16161A108     13,876    159,150     X                                 159,150
------------------------------------------------------------------------------------------------------------------------------------
CHINA STL CORP             Spons. ADR 169417102      3,514    251,000     X                                                  251,000
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                 COM        171779101     10,910     86,500     X                                  86,500
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC              COM        17275R102     26,603    344,100     X                                 344,100
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC              COM        172967101     13,986    235,800     X                                 235,800
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO               COM        191216100      6,468    137,800     X                                 137,800
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                COM        219350105     16,936     87,300     X                                  87,300
------------------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                COM        260543103      5,632     49,400     X                                  49,400
------------------------------------------------------------------------------------------------------------------------------------
ESTEE LAUDER COMPANY       COM        518439104      6,038    120,600     X                                 120,600
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP           COM        30231G102      9,545    122,668     X                                 122,668
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO            COM        369604103     20,702    133,400     X                                 133,400
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP          COM        370442105      9,333    112,700     X                                 112,700
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE COMPANY           COM        375766102      4,523    120,000     X                                 120,000
------------------------------------------------------------------------------------------------------------------------------------
         PAGE TOTAL                                210,438
====================================================================================================================================

                                    FORM 13F

                                                                                                                  ------------------
                                                                                                                    (SEC USE ONLY)
Page 2 of 3                         Name of Manager         Nomura Asset Management U.S.A., Inc.
====================================================================================================================================
                                                                                   Item 6:                             Item 8
                                                                                 Investment                       Voting Authority
      Item 1:                Item 2:   Item 3:     Item 4:    Item 5:            Discretion         Item 7:            (Shares)
   Name of Issuer           Title of   CUSIP        Fair     Shares of   ------------------------  Managers  -----------------------
                             Class     Number      Market    Principal   (a)   (b)       (c)         See      (a)    (b)      (c)
                                                    Value     Amount     Sole  Shared-   Shared-   Instr. V   Sole   Shared   None
                                               (In thousands)                  as De-    Other
                                                                               fined in
                                                                               Instr. V
------------------------------------------------------------------------------------------------------------------------------------
GTE CORP                   COM        362320103      6,205     87,400     X                                  87,400
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO             COM        406216101      6,359    155,100     X                                 155,100
------------------------------------------------------------------------------------------------------------------------------------
INCO LTD                   Spons. ADR 453258402      1,831    100,000     X                                 100,000
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINE       COM        459200101      8,236     69,800     X                                  69,800
------------------------------------------------------------------------------------------------------------------------------------
KOREA TELECOM CORP         Spons. ADR 50063P103      1,776     40,600     X                                  40,600
------------------------------------------------------------------------------------------------------------------------------------
MANPOWER INC WIS           COM        56418H100      6,979    196,600     X                                 196,600
------------------------------------------------------------------------------------------------------------------------------------
MCI WORLDCOM INC           COM        55268B106     13,330    294,185     X                                 294,185
------------------------------------------------------------------------------------------------------------------------------------
MELLON FINANCIAL           COM        58551A108      7,835    265,600     X                                 265,600
------------------------------------------------------------------------------------------------------------------------------------
MERCK  CO INC              COM        589331107      5,535     89,100     X                                  89,100
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP             COM        594918104     20,018    188,400     X                                 188,400
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STAN DEAN WIT       COM        617446448      8,050     98,700     X                                  98,700
------------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP       Spons. ADR 656569100      3,402     27,000     X                                  27,000
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                 COM        717081103      5,876    160,700     X                                 160,700
------------------------------------------------------------------------------------------------------------------------------------
PHILLIPINE LONG DIST       Spons. ADR 718252604        614     28,000     X                                                   28,000
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO        COM        742718109      5,355     95,200     X                                  95,200
------------------------------------------------------------------------------------------------------------------------------------
ROC TAIWAN FUND            COM        749651105      2,172    220,000     X                                                  220,000
------------------------------------------------------------------------------------------------------------------------------------
TAIWAN FUND                COM        874036106      3,950    162,500     X                                                  162,500
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS I       COM        78387G103      9,534    227,006     X                                 227,006
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP       COM        806605101      4,880    132,800     X                                 132,800
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD           COM        806857108      5,118     66,900     X                                  66,900
------------------------------------------------------------------------------------------------------------------------------------
SK TELECOM CORP            SPON ADR     2495648        572     14,670     X                                  14,670
------------------------------------------------------------------------------------------------------------------------------------
SPX CORP                   COM        784635104     11,496    100,900     X                                 100,900
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC       COM        866810104      6,175     65,900     X                                  65,900
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY              Spons. ADR 867229106        829     19,500     X                                  19,500
------------------------------------------------------------------------------------------------------------------------------------
         PAGE TOTAL                                146,130
====================================================================================================================================

                                    FORM 13F

                                                                                                                  ------------------
                                                                                                                    (SEC USE ONLY)
Page 3 of 3                         Name of Manager         Nomura Asset Management U.S.A., Inc.
====================================================================================================================================
                                                                                   Item 6:                             Item 8
                                                                                 Investment                       Voting Authority
      Item 1:                Item 2:   Item 3:     Item 4:    Item 5:            Discretion         Item 7:            (Shares)
   Name of Issuer           Title of   CUSIP        Fair     Shares of   ------------------------  Managers  -----------------------
                             Class     Number      Market    Principal   (a)   (b)       (c)         See      (a)    (b)      (c)
                                                    Value     Amount     Sole  Shared-   Shared-   Instr. V   Sole   Shared   None
                                               (In thousands)                  as De-    Other
                                                                               fined in
                                                                               Instr. V
------------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICNDCTR CO       Spons. ADR 874039100     16,294    285,857     X                                   6,000          279,857
------------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                COM        87612E106      3,827     51,200     X                                  51,200
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                COM        879664100     10,921    173,400     X                                 173,400
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS IN       COM        882508104     10,256     64,100     X                                  64,100
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FX        COM        G90078109      9,796    190,905     X                                 190,905
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW          COM        902124106     12,165    243,900     X                                 243,900
------------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP             COM        907818108      7,074    180,800     X                                 180,800
------------------------------------------------------------------------------------------------------------------------------------
UNISYS CORP                COM        909214108      7,477    293,200     X                                 293,200
------------------------------------------------------------------------------------------------------------------------------------
USX MARATHON GROUP         COM        902905827      3,044    116,800     X                                 116,800
------------------------------------------------------------------------------------------------------------------------------------
UTSTARCOM INC              COM        918076100        172      2,200     X                                   2,200
------------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC        COM        931142103     15,762    284,000     X                                 284,000
------------------------------------------------------------------------------------------------------------------------------------
         PAGE TOTAL                                 96,787
====================================================================================================================================
         Grand total                               453,355
====================================================================================================================================